Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	ALLIED ASSET ADVISORS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001105877
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2012
Iman Fund (Prospectus Summary) | Iman Fund | Iman Fund Class K
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMANX

Iman Fund (Prospectus Summary) | Iman Fund
Iman Fund
Investment Objective
The Fund seeks growth of capital while adhering to Islamic principles.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Iman Fund Iman Fund Class K
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Iman Fund Iman Fund Class K
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.74%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same.
Although your actual cost may be higher or lower, based on these assumptions, your costs, whether or not you redeemed your shares, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Iman Fund Iman Fund Class K	177	548	944	2,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shares held in a taxable account. These costs, which are not reflected in Annual Fund
Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96.9% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in common stocks and equity-related securities of domestic and foreign issuers that meet Islamic principles and whose prices the Fund's investment advisor, Allied Asset
Advisors, Inc. (the "Advisor"), anticipates will increase over the long term. Islamic principles generally preclude investments in certain businesses
(e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations or businesses that derive interest income as their primary source of income. The Fund may invest in companies of all market capitalizations. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. There can be no guarantee that the Fund will achieve its investment objective.

Among the securities that meet Islamic principles, the Advisor will determine a security's attractiveness for purchase based on a number of factors, including its anticipated value, record of earnings growth, and possible turn around, among other things. The Advisor may invest in "growth" or "value" stocks, but it anticipates that a majority of its investments will be of the growth type. The
Fund may sell portfolio securities at any time when, in the Advisor's judgment, their price has reached the intended target, their fundamentals have deteriorated, or there are better investment opportunities. The Fund normally does not invest in emerging markets securities except for those traded on U.S.
exchanges.
Principal Investment Risks
The main risks of investing in the Fund are listed below. Like any mutual fund, you may lose money by investing in the Fund.

Market Risks: The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the
Fund.

Management Risks: The Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets. Also, your investment in the
Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's selection of the Fund's portfolio securities. If the Advisor's strategies do not produce the expected results, your investment could decline in value. It is possible that the Islamic principles restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Foreign Securities Risks: The Fund's investments in securities of non-U.S.
companies ("foreign securities") involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. companies and markets are subject, including changes in foreign exchange rates. Non-U.S.
companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may also be less liquid and more volatile than U.S. markets. Non-U.S. markets may offer less protection to investors, and foreign companies may be subject to greater risk of expropriation of assets. Enforcing legal rights may be difficult, costly and slow. Transactions in foreign securities may entail higher transaction costs and various administrative difficulties. The risks described herein are greater in emerging markets.

Growth Stock Risk: The risk that growth style companies lose value or move out of favor. Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.
Performance
The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund's return. The bar chart illustrates how the Fund's total return has varied from year to year. The table illustrates the Fund's average annual total return over time compared with a broad-based market index and a secondary index provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at www.investaaa.com and by calling 1-888-FUNDS-85.
Calendar Year Annual Returns	[1]

During the periods shown in the bar chart, the Fund's highest quarterly return was 15.83% for the quarter ended September 30, 2010 and the lowest quarterly return was -24.71% for the quarter ended December 31, 2008.
Average Annual Total Returns for the Periods ended December 31, 2011
Average Annual Total Returns Iman Fund	Label	1 Year	5 Years	10 Years
Iman Fund Class K	Return Before Taxes	(5.44%)	0.27%	1.82%
Iman Fund Class K After Taxes on Distributions	Return After Taxes on Distributions	(5.44%)	0.16%	1.75%
Iman Fund Class K After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.53%)	0.20%	1.55%
Dow Jones Islamic Market U.S. Index SM	Dow Jones Islamic Market U.S. IndexSM (reflects no deduction for fees, expenses or taxes)	1.53%	1.85%	2.50%
Russell 3000 �� Growth Index	Russell 3000�� Growth Index (reflects no deduction for fees, expenses or taxes)	2.18%	2.46%	2.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs. The "Return After Taxes on Distributions and Sale of Fund Shares" may be
higher than the "Return Before Taxes" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

[1]	The Fund's year-to-date return as of June 30, 2012 was 7.13%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2012
Iman Fund (Prospectus Summary) | Iman Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Iman Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital while adhering to Islamic principles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shares held in a taxable account. These costs, which are not reflected in Annual Fund
Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96.9% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual cost may be higher or lower, based on these assumptions, your costs, whether or not you redeemed your shares, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in common stocks and equity-related securities of domestic and foreign issuers that meet Islamic principles and whose prices the Fund's investment advisor, Allied Asset
Advisors, Inc. (the "Advisor"), anticipates will increase over the long term. Islamic principles generally preclude investments in certain businesses
(e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations or businesses that derive interest income as their primary source of income. The Fund may invest in companies of all market capitalizations. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. There can be no guarantee that the Fund will achieve its investment objective.

Among the securities that meet Islamic principles, the Advisor will determine a security's attractiveness for purchase based on a number of factors, including its anticipated value, record of earnings growth, and possible turn around, among other things. The Advisor may invest in "growth" or "value" stocks, but it anticipates that a majority of its investments will be of the growth type. The
Fund may sell portfolio securities at any time when, in the Advisor's judgment, their price has reached the intended target, their fundamentals have deteriorated, or there are better investment opportunities. The Fund normally does not invest in emerging markets securities except for those traded on U.S.
		exchanges.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The main risks of investing in the Fund are listed below. Like any mutual fund, you may lose money by investing in the Fund.

Market Risks: The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the
Fund.

Management Risks: The Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets. Also, your investment in the
Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's selection of the Fund's portfolio securities. If the Advisor's strategies do not produce the expected results, your investment could decline in value. It is possible that the Islamic principles restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Foreign Securities Risks: The Fund's investments in securities of non-U.S.
companies ("foreign securities") involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. companies and markets are subject, including changes in foreign exchange rates. Non-U.S.
companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may also be less liquid and more volatile than U.S. markets. Non-U.S. markets may offer less protection to investors, and foreign companies may be subject to greater risk of expropriation of assets. Enforcing legal rights may be difficult, costly and slow. Transactions in foreign securities may entail higher transaction costs and various administrative difficulties. The risks described herein are greater in emerging markets.

Growth Stock Risk: The risk that growth style companies lose value or move out of favor. Growth style companies also may be more sensitive to changes in
		current or expected earnings than the prices of other stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like any mutual fund, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund's return. The bar chart illustrates how the Fund's total return has varied from year to year. The table illustrates the Fund's average annual total return over time compared with a broad-based market index and a secondary index provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at www.investaaa.com and by
		calling 1-888-FUNDS-85.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates how the Fund's total return has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-FUNDS-85
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.investaaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Returns	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the Fund's highest quarterly return was 15.83% for the quarter ended September 30, 2010 and the lowest quarterly
		return was -24.71% for the quarter ended December 31, 2008.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the "Return Before Taxes" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs. The "Return After Taxes on Distributions and Sale of Fund Shares" may be
higher than the "Return Before Taxes" due to an assumed tax benefit from any
		losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended December 31, 2011
Iman Fund (Prospectus Summary) | Iman Fund | Dow Jones Islamic Market U.S. Index SM
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Islamic Market U.S. IndexSM (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.53%
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	2.50%
Iman Fund (Prospectus Summary) | Iman Fund | Russell 3000 �� Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000�� Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Iman Fund (Prospectus Summary) | Iman Fund | Iman Fund Class K
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Annual Return 2002	rr_AnnualReturn2002	(25.05%)
Annual Return 2003	rr_AnnualReturn2003	26.50%
Annual Return 2004	rr_AnnualReturn2004	5.45%
Annual Return 2005	rr_AnnualReturn2005	5.10%
Annual Return 2006	rr_AnnualReturn2006	12.52%
Annual Return 2007	rr_AnnualReturn2007	15.72%
Annual Return 2008	rr_AnnualReturn2008	(40.01%)
Annual Return 2009	rr_AnnualReturn2009	34.12%
Annual Return 2010	rr_AnnualReturn2010	15.10%
Annual Return 2011	rr_AnnualReturn2011	(5.44%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.71%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.44%)
5 Years	rr_AverageAnnualReturnYear05	0.27%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Iman Fund (Prospectus Summary) | Iman Fund | Iman Fund Class K | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.44%)
5 Years	rr_AverageAnnualReturnYear05	0.16%
10 Years	rr_AverageAnnualReturnYear10	1.75%
Iman Fund (Prospectus Summary) | Iman Fund | Iman Fund Class K | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.53%)
5 Years	rr_AverageAnnualReturnYear05	0.20%
10 Years	rr_AverageAnnualReturnYear10	1.55%

[1]	The Fund's year-to-date return as of June 30, 2012 was 7.13%.